Long-term debt - Fair Value (Details) - Long-term debt - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Long-term debt
Total long-term debt (before unamortised loan costs)	R 160,425	R 133,428
Minimum
Long-term debt
Interest rate (as a percent)	1.80%
Maximum
Long-term debt
Interest rate (as a percent)	8.50%